Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents

“Cash and cash equivalents” as of March 31, 2012 and 2013 comprised the following:

	Millions of yen
	2012	2013
Cash	¥161,597	¥260,109
Certificates of deposit	20,000	60,000
Commercial paper	199,979	69,989
Bailment for consumption	140,000	100,000
Other	502	3,576

Total	¥522,078	¥493,674